PIMCO Long-Term US Government Portfolio Expense Example - Institutional Class [Member] - PIMCO Long-Term US Government Portfolio - Institutional	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 236
Expense Example, with Redemption, 3 Years	726
Expense Example, with Redemption, 5 Years	1,243
Expense Example, with Redemption, 10 Years	$ 2,661